Reverse Recapitalization and Acquisitions of subsidiaries - Goodwill (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Oct. 14, 2025	Mar. 14, 2025	Mar. 10, 2025
Disclosure of detailed information about business combination [line items]
Total fair value of consideration	¥ 17,423
Next Finance Tech Co, Ltd.
Disclosure of detailed information about business combination [line items]
Net assets (liabilities) of Thunder Bridge as of December 10, 2024			¥ 225	¥ 225
Goodwill arising on acquisition				1,117
Total fair value of consideration			¥ 1,342	¥ 1,342
Aplo SAS
Disclosure of detailed information about business combination [line items]
Net assets (liabilities) of Thunder Bridge as of December 10, 2024		¥ 1,865
Goodwill arising on acquisition		1,566
Total fair value of consideration		¥ 3,431